Guarantees, Offsetting of Resale and Repurchase Agreements and Securities Borrowing and Lending (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Resale and securities borrowing arrangements
Gross amounts recognized	$ 38,635	$ 45,847
Gross amounts offset in consolidated balance sheet	(2,817)	(2,561)
Net amounts in consolidated balance sheet	35,818	43,286
Noncash collateral not recognized in consolidated balance sheet	(35,768)	(42,920)
Net amount	50	366
Repurchase and securities lending arrangements
Gross amounts recognized	38,032	35,876
Gross amounts offset in consolidated balance sheet	(2,817)	(2,561)
Net amounts in consolidated balance sheet	35,215	33,315
Noncash collateral pledged but not netted in consolidated balance sheet	(34,770)	(33,050)
Net amount	$ 445	$ 265